FEDERATED INDEX TRUST
Federated Max-Cap Index Fund
Institutional Shares
Institutional Service Shares
Class C Shares
Federated Mini-Cap Index Fund
Institutional Shares
Class C Shares
Federated Mid-Cap Index Fund


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Supplement to Statements of Additional Information dated December 31, 2001

Please delete the following paragraph under "Research Services:"

     "Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund."

     Please  add  the  following  as  the  second   paragraph  under  "Brokerage
Transactions:"

     "Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts."






                                                                  April 30, 2002

Cusip 31420E106
Cusip 31420E403
Cusip 31420E502
Cusip 31420E304
Cusip 31420E601
Cusip 31420E205

27403 (4/02)